Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 376,870	$ 230,415
Accounts receivable	276,700	38,069
Prepaid expenses and other current assets	18,159	7,954
Inventories	15,620	8,781
Restricted cash	0	4,008
Total current assets	687,349	289,227
Non-current assets
Vessels and drydock	3,089,254	3,842,071
Right of use assets for vessels	689,826	764,025
Other assets	83,754	108,963
Goodwill	8,197	8,900
Restricted cash	783	783
Total non-current assets	3,871,814	4,724,742
Total assets	4,559,163	5,013,969
Current liabilities
Current portion of long-term bank debt and bonds	31,504	235,278
Sale and leaseback liability	269,145	178,062
IFRS 16 - lease liability	52,346	54,515
Accounts payable	28,748	35,080
Accrued expenses	91,508	24,906
Total current liabilities	473,251	527,841
Non-current liabilities
Long-term bank debt and bonds	264,106	666,409
Sale and leaseback liability	871,469	1,461,929
IFRS 16 - lease liability	443,529	520,862
Total non-current liabilities	1,579,104	2,649,200
Total liabilities	2,052,355	3,177,041
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 61,262,838 and 58,369,516 outstanding shares as of December 31, 2022 and December 31, 2021, respectively.	727	659
Additional paid-in capital	3,049,732	2,855,798
Treasury shares	(641,545)	(480,172)
Retained earnings / (accumulated deficit)	97,894	(539,357)
Total shareholders’ equity	2,506,808	1,836,928
Total liabilities and shareholders’ equity	$ 4,559,163	$ 5,013,969